Share-Based Plans - Summary of Non-vested Restricted Stock Units Activity (Details) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, Granted | shares	1,903
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.71
Restricted stock units, Vested | shares	(172)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.15
Restricted stock units, Forfeited | shares	(201)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.63
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, Beginning Balance | shares	996
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 1.21
Restricted stock units, Granted | shares	1,903
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.71
Restricted stock units, Vested | shares	(348)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.17
Restricted stock units, Forfeited | shares	(201)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.63
Restricted stock units, Ending Balance | shares	2,350
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 0.86